Provision for Pension and Other Post-Retirement Medical Benefits	12 Months Ended
Dec. 31, 2011
Defined Benefit Pension Plans And Defined Benefit Postretirement Plans Disclosure [Abstract]
Provision for Pension and Other Post-Retirement Medical Benefits

The provision for pension and post-retirement medical funding represents the provision for health care and pension benefits for employees, retired employees and their dependants.

Defined benefit plans

The retirement schemes as at December 31, 2011, 2010 and 2009, consist of the following which reflects the following provision values:

	2011	2010	2009
	$	$	$

AngloGold Ashanti Pension Fund liability/(asset)	23	-	(5)
Post-retirement medical scheme for AngloGold Ashanti South Africa employees	159	179	149
Other defined benefit plans	12	12	10
Sub total	194	191	154
Transferred to other non-current assets. See Note 15.
AngloGold Ashanti Pension Fund	-	-	5
Post-retirement medical scheme for Rand Refinery employees	2	3	2
Ashanti retired staff pension plan	1	-	-
Short-term portion transferred to other current liabilities. See Note 17.	(12)	(14)	(14)
Total provision classified as a non-current liability	185	180	147

South Africa defined benefit pension fund

The plan is evaluated by independent actuaries on an annual basis as at December 31. The valuation as at December 31, 2011 was completed at the beginning of 2012. The most recent statutory valuation effective December 31, 2008 was completed in March 2010. The next statutory valuation will have an effective date no later than December 31, 2011.

All South African pension funds are governed by the Pension Funds Act of 1956 as amended.

	Information with respect to the defined benefit fund, which includes benefits for AngloGold Ashanti employees, for the year ended December 31, is set forth in the table below:

		Pension benefits
		2011	2010	2009
		$	$	$
	Change in benefit obligation
	Benefit obligation at January 1,	334	269	199
	Service cost	7	7	6
	Interest cost	25	25	16
	Plan participants’ contributions	2	2	2
	Actuarial loss/(gain)	22	21	(2)
	Benefits paid	(19)	(28)	(8)
	Translation	(64)	38	56
	Benefit obligation at December 31,	307	334	269

	Change in plan assets
	Fair value of plan assets at January 1,	334	274	188
	Actual return on plan assets	24	40	32
	Company contributions	7	8	5
	Plan participants’ contributions	2	2	2
	Benefits paid	(19)	(28)	(8)
	Translation	(64)	38	55
	Fair value of plan assets at December 31,	284	334	274

	(Unfunded)/funded status at end of year	(23)	-	5
	Net amount recognized	(23)	-	5

	Components of net periodic benefit cost
	Service cost	7	7	6
	Interest cost	25	25	16
	Actuarial loss/(gain)	28	10	(14)
	Expected return on assets	(30)	(29)	(20)
	Net periodic benefit cost	30	13	(12)

	Accumulated benefit obligation at December 31,	269	290	230

	Assumptions
	Weighted-average assumptions used to determine benefit obligations at December 31,
	Discount rate	8.75%	8.50%	9.25%
	Rate of compensation increase	8.00%	7.25%	7.50%

	Weighted-average assumptions used to determine the net periodic benefit cost for the years ended December 31,
	Discount rate	8.75%	8.50%	9.25%
	Expected long-term return on plan assets	11.20%	9.99%	10.63%
	Rate of compensation increase(1)	8.00%	7.25%	7.50%
	Pension increase	5.40%	4.73%	4.95%

(1)	Short-term compensation rate increase	7.50%	7.50%	7.00%
	Long-term compensation rate increase	8.00%	7.25%	7.50%

The expected long-term return on plan assets is determined using the after tax return of RSA Government long bond yields as a guide.

	Pension benefits
	2011	2010
	%	%
Plan assets
AngloGold Ashanti’s pension plan asset allocations at December 31, 2011 and 2010, by asset category are as follows:

Asset category
Equity securities	56%	60%
Debt securities	37%	36%
Other	7%	4%
	100%	100%

Fair value of plan assets

The following table sets out the Company’s plan assets measured at fair value, by level within the hierarchy as at December 31, 2011 (in US Dollars, millions):

Description	Level 1	Level 2	Level 3	Total
Domestic equity security	106			106
Foreign equity securities	54			54
Domestic fixed interest bonds	81			81
Foreign fixed interest bonds	14			14
Real estate investment trust	3			3
Cash	16			16
Unlisted specialized credit		10		10

The following table sets out the Company’s plan assets measured at fair value, by level within the hierarchy as at December 31, 2010 (in US Dollars, millions):

Description	Level 1	Level 2	Level 3	Total
Domestic equity security	150			150
Foreign equity securities	50			50
Domestic fixed interest bonds	95			95
Foreign fixed interest bonds	13			13
Real estate investment trust	4			4
Cash	11			11
Unlisted specialized credit		11		11

Fair value of level 1 plan assets is based on quoted market prices.

Fair value of level 2 plan assets is based on market interest rates (for fixed rate investments) accrued interest and credit risk ratings.

Investment policy

The Trustees have adopted a long-term horizon in formulating the Fund's investment strategy, which is consistent with the term of the Fund's liabilities. The investment strategy aims to provide a reasonable return relative to inflation across a range of market conditions.

The Trustees have adopted different strategic asset allocations for the assets backing pensioner and active member liabilities. The strategic asset allocation defines what proportion of the Fund's assets should be invested in each major asset class. The Trustees have then selected specialist investment managers to manage the assets in each asset class according to specific performance mandates instituted by the Trustees.

The Trustees have also put in place a detailed Statement of Investment Principles that sets out the Fund's overall investment philosophy and strategy.

Fund returns are calculated on a monthly basis, and the performance of the managers and Fund as a whole is formally reviewed by the Fund's Investment Sub-Committee at least every six months.

	2011			2010
	No. of	Percentage of	Fair value	No. of	Percentage of	Fair value
	shares	total assets	$	shares	total assets	$
Related parties
Investments held in related parties are summarized as follows:

Equity securities
AngloGold Ashanti Limited	100,079	1.5%	4	119,758	1.8%	6

Other investments exceeding 5% of total plan assets
Bonds
IFM Corporate Bond Unit Trust	287,226,346	12.7%	36	267,975,059	12.2%	41
Allan Gray Orbis Global Equity Fund	242,110	9.5%	27	243,210	9.0%	30
Stonehage Contrarius Global Equity Fund	1,251,535	9.1%	26	-	-	-
			89			71

Cash flows
$
Contributions
Expected Company contribution to its pension plan in 2012	5

Estimated future benefit payments
The following pension benefit payments, which reflect the expected future service, as appropriate, are expected to be paid:

2012	20
2013	20
2014	21
2015	21
2016	21
2017 – 2021	115

South Africa post-retirement medical benefits

The provision for post-retirement medical funding represents the provision for health care benefits for employees and retired employees and their registered dependants. The post-retirement benefit costs are assessed in accordance with the advice of independent professionally qualified actuaries. The actuarial method used is the projected unit credit funding method. This scheme is unfunded. The last actuarial valuation was performed at December 31, 2011.

Information with respect to the defined benefit liability, which includes post-retirement medical benefits for AngloGold Ashanti South Africa employees, for the year ended December 31, is set forth in the table below:

	Other benefits
	2011	2010	2009
	$	$	$
Change in benefit obligation
Benefit obligation at January 1,	179	149	115
Service cost	1	1	-
Interest cost	13	13	9
Benefits paid	(13)	(14)	(10)
Actuarial loss	11	10	4
Translation	(32)	20	31
Benefit obligation at December 31,	159	179	149
Unfunded status at end of year	(159)	(179)	(149)
Net amount recognized	(159)	(179)	(149)

Components of net periodic benefit cost
Service cost	1	1	-
Interest cost	13	13	9
Actuarial gains and losses	11	10	4
	25	24	13

The assumptions used in calculating the above amounts are:
Discount rate	8.75%	8.50%	9.25%
Expected increase in health care costs	7.50%	7.60%	7.00%

Assumed health care cost trend rates at December 31,
Health care cost trend assumed for next year	7.50%	7.60%	7.00%
Rate to which the cost trend is assumed to decline (ultimate trend rate)	7.50%	7.60%	7.00%

Assumed health care cost trend rates have a significant effect on the amounts reported for health care plans. A one percentage-point change in assumed health care cost trend rates would have the following effect:

	1-percentage point	1-percentage point
	increase	decrease
Effect on total service and interest cost	2	(1)
Effect on post-retirement benefit obligation	17	(14)

Cash flows
$
Contributions
Expected Company contributions to the post-retirement medical plan in 2012	12

Estimated future benefit payments
The following medical benefit payments, which reflect the expected future service, as appropriate, are expected to be paid:

2012	12
2013	13
2014	14
2015	14
2016	14
2017 – 2021	74

Other defined benefit plans

Other defined benefit plans include the Ashanti Retired Staff Pension Plan, the Obuasi Mines Staff Pension Scheme, the Post-retirement medical scheme for Rand Refinery employees, the Retiree Medical Plan for the United States of America employees, the Supplemental Employee Retirement Plan for North America (USA) Inc. employees and the Nuclear Fuels South Africa (“NUFCOR”) – Retiree Medical Plan for Nufcor South African employees.

Information in respect of other defined benefit plans for the years ended December 31, 2011, 2010 and 2009 have been aggregated in the tables of change in benefit obligations, change in plan assets and components of net periodic benefit cost as follows:

Aggregated information in respect of the other defined benefit plans, for the year ended December 31, is set forth in the table below:

	2011	2010	2009
	$	$	$

Change in benefit obligations
Balance at January 1,	22	18	17
Interest cost	1	1	-
Actuarial loss	-	5	-
Benefits paid	(2)	(2)	(1)
Translation	-	-	2
Balance at December 31,	21	22	18

Change in plan assets
Fair value of plan assets at January 1,	10	8	6
Actual return on plan assets	1	2	-
Benefits paid	-	(1)	-
Translation	(2)	1	2
Fair value of plan assets at December 31,	9	10	8

Unfunded status at end of year	(12)	(12)	(10)
Net amount recognized	(12)	(12)	(10)

Components of net periodic benefit cost
Interest cost	1	1	-
Actuarial gain	(1)	(1)	-
	-	-	-

Accumulated benefit obligation at December 31,	12	12	10

Cash flows
The other retirement defined benefit plans are all closed to new members and current members are either retired or deferred members. The Company does not make a contribution to these plans.

Estimated future benefit payments
The following pension benefit payments, which reflect the expected future service, as appropriate, are expected to be paid:

$

2012	2
2013	2
2014	2
2015	2
2016	2
2017 – 2021	8

Defined contribution funds

The following table sets forth the cost of providing retirement benefits.

	2011	2010	2009
	$	$	$

Australia (Sunrise Dam, Tropicana and Other) (1)	5	4	4
Namibia (Navachab) (2)	2	1	1
Tanzania (Geita) (3)	-	-	-
United States of America (Cripple Creek & Victor) (4)	2	2	2
Argentina and Brazil (AngloGold Ashanti Córrego do Sitío Mineração, Cerro Vanguardia and Serra Grande) (5)	2	4	1
Ghana and Guinea (Iduapriem, Obuasi and Siguiri) (6)	5	5	4
South Africa (Great Noligwa, Kopanang, Moab Khotsong, Mponeng, Savuka, TauTona, Corporate and Other) (7)	48	48	41
	64	64	53
Contributions to the various retirement schemes are fully expensed during the year.

Contributions are to various approved superannuation funds for the provision of benefits to employees and their dependants on retirement, disability or death. The fund is a multi-industry national fund with defined contribution arrangements. Contribution rates by the operation on behalf of employees varies, with minimum contributions meeting compliance requirements under the Superannuation Guarantee legislation. The contributions by the operation are legally enforceable to the extent required by the Superannuation Guarantee legislation and relevant employment agreements.

Navachab employees are members of a defined contribution provident fund. The fund is administered by the Old Mutual Life Assurance Company (Namibia) Limited. Both the Company and the employees contribute to this fund

Geita does not have a retirement scheme for employees. Tanzanian nationals contribute to the National Social Security Fund (“NSSF”) or the Parastatal Provident Fund (“PPF”), depending on the employee's choice, and the Company also makes a contribution on the employee's behalf to the same fund. On leaving the Company, employees may withdraw their contribution from the fund. From July 2005, the Company has set up a supplemental provident fund which is administered by the PPF with membership available to permanent national employees on a voluntary basis. The Company makes no contribution towards any retirement schemes for contracted expatriate employees. The Company contributes to the NSSF on behalf of expatriate employees. On termination of employment the Company may apply for a refund of contributions from the NSSF.

AngloGold Ashanti USA sponsors a 401(k) savings plan whereby employees may contribute up to 60 percent of their salary, of which up to 5 percent is matched at a rate of 150 percent by AngloGold Ashanti USA.

AngloGold Ashanti in South America operates defined contribution arrangements for its employees. These arrangements are funded by the operations (basic plan) and operations/employees (optional supplementary plan). A PGBL (“Plano Gerador de Beneficio Livre”) fund, similar to the American 401 (k) type of plan was started in December 2001. Administered by Bradesco Previdencia e Seguros (which assumes the risk for any eventual actuarial liabilities), this is the only private pension plan sponsored by the Company in Brazil.

The Company's mines in Ghana and Guinea contribute to provident plans for their employees which are defined contribution plans. The funds are administered by Boards of Trustees and invested mainly in Ghana and Guinea government treasury instruments, fixed term deposits and other investments.

South Africa contributes to various industry-based pension and provident retirement plans which cover substantially all employees and are defined contribution plans. These plans are all funded and the assets of the schemes are held in administrated funds separately from the Company's assets.